Consolidated Statements of Changes in Equity (Unaudited) - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign Exchange Reserve [Member]	Retained earnings, profit (loss) for reporting period [member]	Total
At January 1, 2025 at Dec. 31, 2024	£ 11,725	£ 93,124	£ 53,003	£ 894		£ (150,424)	£ 8,322
IfrsStatementLineItems [Line Items]
Loss for the period						(3,806)	(3,806)
Foreign exchange translation					3		3
Total comprehensive loss					3	(3,806)	(3,803)
Transactions with owners:
Shares issued under ELOC agreement	2,024	4,551					6,575
Costs associated with ELOC agreement	86	(76)					10
Shares issued on 15 May 2025	100	143					243
Costs associated with share issue on 15 May 2025		(8)					(8)
Share-based payment charge						97	97
Total contribution by and distributions to owners	2,210	4,610				97	6,917
At June 30, 2025 at Jun. 30, 2025	13,935	97,734	53,003	894	3	(154,133)	11,436
At January 1, 2025 at Dec. 31, 2025	14,099	98,923	53,003	1,185	3	(155,808)	11,405
IfrsStatementLineItems [Line Items]
Loss for the period						(1,842)	(1,842)
Foreign exchange translation					(3)		(3)
Total comprehensive loss						(1,842)	(1,845)
Transactions with owners:
Warrant exercise	147	867		(1,011)			3
Share-based payment charge						50	50
Total contribution by and distributions to owners	147	867		(1,011)		50	53
At June 30, 2025 at Jun. 30, 2026	£ 14,246	£ 99,790	£ 53,003	£ 174		£ (157,600)	£ 9,613